Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash	$ 3,626	$ 12,797	$ 26,179
Accounts receivable	3,000
Prepaid expenses		6,668
Total Current Assets	6,626	19,465	26,179
Total Assets	6,626	19,465	26,179
CURRENT LIABILITIES:
Accrued expenses	275	350	1,275
Advances from related party	3,000	3,000
Total Current Liabilities	3,275	3,350	1,275
STOCKHOLDERS' EQUITY:
Common stock at $0.001 par value: 50,000,000 shares authorized, 32,574,360 and 29,640,000 shares issued and outstanding, respectively	32,574	32,574	29,640
Additional paid-in capital	1,603,894	1,603,894	1,460,110
Deficit accumulated during the development stage	(1,633,117)	(1,620,353)	(1,464,846)
Total Stockholders' Equity	3,351	16,115	24,904
Total Liabilities and Stockholders' Equity	$ 6,626	$ 19,465	$ 26,179